Summary of Significant Accounting Policies - Patent Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Patent costs	$ 0.5	$ 0.3	$ 1.4	$ 1.0